Supplementary Balance Sheet Information (Details) - Schedule of Other Current Liabilities and Accruals - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Liabilities and Accruals [Abstract]
Payroll and related expenses	$ 814	$ 840
Government institutions	135	277
Accrued vacation pay	68	64
Accrued expenses and sundry	732	797
Other current liabilities and accruals	$ 1,749	$ 1,978